Prudential's Gibraltar Fund
655 Broad Street, 6th Floor
Newark, New Jersey 07102
April 29, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520
Re:
497(j) Filing for Prudential's Gibraltar Fund
Registration numbers 002-32685 and 811-01660
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 17, 2025.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-716-6422 or email: patrick.mcguinness@prudential.com.
Sincerely,
/s/ Patrick McGuinness

Patrick McGuinness
Assistant Secretary